Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Summary of entity's contractual obligations

	Payments Due by Period
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	($ in thousands)
Operating Leases(1)	$90	$90	$—	$—	$—
Debt Obligations(2)	11,500	2,889	8,611	—	—

Total(3)	$11,590	$2,979	$8,611	$—	$—

(1)
Operating lease obligations reflect our obligation to make payments in connection with the lease for the Company's office space.

(2)
Debt obligations reflect the Company's obligation to make monthly principal payments under the loan and security agreement for its venture facility that the Company entered into in June 2012 and amended in December 2012 and in March 2013.

(3)
This table does not include (a) any milestone payments which may become payable to third parties under license agreements as the timing and likelihood of such payments are not known with certainty, (b) any royalty payments to third parties as the amounts, timing and likelihood of such payments are not known and (c) contracts that are entered into in the ordinary course of business which are not material in the aggregate in any period presented above.